Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Estimated Fair Values of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Investment in interest-earning time deposits		$ 8,091
FRB long-term borrowings		3,895
Reported Value Measurement [Member]
Investment in interest-earning time deposits	$ 3,833	7,924
Loans held for sale	133,222	107,823
Loans receivable, net	621,864	403,966
Deposits	549,248	447,166
FHLB long-term borrowings	66,022	23,193
FRB long-term borrowings	7,000	3,895
Subordinated debt	7,966	7,933
Estimate of Fair Value Measurement [Member]
Investment in interest-earning time deposits	3,907
Loans held for sale	137,253	112,843
Loans receivable, net	600,186	409,203
Deposits	551,157	446,576
FHLB long-term borrowings	65,846	23,231
FRB long-term borrowings	6,981
Subordinated debt	7,886	8,312
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Investment in interest-earning time deposits	3,907	8,091
Loans receivable, net	600,186	409,203
Deposits	199,860	179,321
FHLB long-term borrowings	65,846	23,231
FRB long-term borrowings	6,981	3,895
Subordinated debt	7,886	8,312
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Loans held for sale	137,253	112,843
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Deposits	$ 351,297	$ 267,255